VIA EDGAR

May 5, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Variable Account I

AIG Life Insurance Company

AllianceBernstein Ovation Variable Annuity

File Nos. 333-102139 and 811-05301

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of prospectus and Statement of Additional Information dated May 2, 2005 for Variable Account I (the “Separate Account”) contains no changes from the form of prospectus and Statement of Additional Information for the Separate Account submitted in Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 71 under the Investment Company Act of 1940 to the Separate Account’s registration statement on Form N-4 filed with the Securities and Exchange Commission on May 2, 2005, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,

/s/ LUCIA B. WILLIAMS
Lucia B. Williams
Director,
Variable Annuity Product Compliance